Segmented information and supplemental cash flow disclosure (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure Of Operating Segments Abstract
Disclosure of revenues allocated by geography [Table Text Block]
	For the Three Months Ended
	September 30, 2024	September 30, 2023
United States of America	$5,023,184	$7,775,988
Canada	324,006	664,022

Total	$5,347,190	$8,440,010
	For the Six Months Ended
	September 30, 2024	September 30, 2023
United States of America	$7,617,744	$25,083,663
Canada	$726,504	937,355

Total	$8,344,248	$26,021,018

Disclosure of detailed information about cash payments of interest and taxes [Table Text Block]
	For the Six Months Ended
	September 30, 2024	September 30, 2023
Interest paid	$627,063	$276,542
Taxes paid	$-	$-